NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NETINCOME(LOSS)PER SHARE [Abstract]
Net income (loss) attributable to Syneron's shareholders	$ (5,200)	$ 1,647	$ (1,343)
Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	36,703	35,922	35,475
Diluted net income (loss) per share	36,703	36,204	35,475
Basic and diluted net income (loss) per share	$ (0.14)	$ 0.04	$ (0.04)